Note 11 - Income Taxes (Details) - Deferred Tax Assets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for loan losses	$ 390,000	$ 320,000
Stock-based compensation	39,000	37,000
Interest on non-accrual loans	17,000	18,000
Unrealized loss on investment securities available for sale	18,000	9,000
Deferred loan fees	167,000	95,000
Organization cost	3,000	3,000
Total deferred tax assets	634,000	482,000
Deferred tax liabilities:
Bank premises and equipment	(131,000)	(152,000)
Total deferred tax liabilities	(131,000)	(152,000)
Net Deferred Tax Asset	$ 503,000	$ 330,000